Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Summary of fair values of assets and liabilities
The following table summarizes the purchase price allocation for the 2019 Acquisition:

2019 Acquisition
RMB
Purchase consideration	33,698
Less:
Cash	1,005
Short-term investments	5,540
Accounts receivable	8,278
Prepayments and other current assets	3,273
Customer relationships	20,600
Accounts payable	(9,380)
Accrued expenses and other current liabilities	(287)
Deferred tax liabilities	(5,150)

Goodwill	9,819

The following table summarizes the purchase price allocation for the 2020 Acquisitions:

	Haikou Cheng Tu	Shenzhen Lailai	2020 Acquisitions
	RMB	RMB	RMB
Purchase consideration	10,000	62,452	72,452
Less:	—
Cash	1	912	913
Accounts receivable	1,133	5,903	7,036
Prepayments and other current assets	751	72	823
Property and equipment, net	10,000	15,673	25,673
Customer relationships	2,900	4,000	6,900
Developed technology	—	2,900	2,900
Other assets	—	1,725	1,725
Short-term debt	—	(1,550)	(1,550)
Accounts payable	(1,000)	(2,857)	(3,857)
Accrued expenses and other current liabilities	(245)	(5,830)	(6,075)
Other liabilities	(435)	(1,725)	(2,160)
Non-controlling interests	(7,718)	(44,987)	(52,705)

Goodwill	4,613	88,216	92,829